Commitments, Guarantees and Contingencies - Consolidating Summary Financial Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Principal amount	$ 700,000,000
Outstanding preferred shares subject to the guarantee (in shares)	0
Revenue	$ 26,997,000,000	$ 29,334,000,000
Shareholders' net income (loss)	2,616,000,000	2,242,000,000
Invested assets	151,726,000,000	146,139,000,000
Total other general fund assets	17,039,000,000	16,581,000,000
Investments for account of segregated fund holders	103,062,000,000	106,392,000,000
Insurance contract liabilities	121,923,000,000	117,785,000,000
Investment contract liabilities	3,164,000,000	3,082,000,000
Total other general fund liabilities	19,108,000,000	18,882,000,000
Sun Life Assurance Subordinated Debt Issued May 15, 1998
Disclosure of operating segments [line items]
Principal amount	$ 150,000,000
Interest rate	6.30%
Reportable legal entities | Parent Company
Disclosure of operating segments [line items]
Revenue	$ 361,000,000	441,000,000
Shareholders' net income (loss)	2,616,000,000	2,242,000,000
Invested assets	24,255,000,000	23,382,000,000
Total other general fund assets	4,088,000,000	7,530,000,000
Investments for account of segregated fund holders	0	0
Insurance contract liabilities	0	0
Investment contract liabilities	0	0
Total other general fund liabilities	4,636,000,000	8,591,000,000
Consolidation adjustment
Disclosure of operating segments [line items]
Revenue	(436,000,000)	(1,550,000,000)
Shareholders' net income (loss)	(2,418,000,000)	(2,004,000,000)
Invested assets	(22,560,000,000)	(21,919,000,000)
Total other general fund assets	(19,396,000,000)	(29,538,000,000)
Investments for account of segregated fund holders	0	0
Insurance contract liabilities	(8,677,000,000)	(8,452,000,000)
Investment contract liabilities	0	0
Total other general fund liabilities	(13,301,000,000)	(24,089,000,000)
Sun Life Assurance (consolidated) | Reportable legal entities | Subsidiary Issuer
Disclosure of operating segments [line items]
Revenue	22,619,000,000	23,421,000,000
Shareholders' net income (loss)	2,036,000,000	1,577,000,000
Invested assets	143,040,000,000	138,145,000,000
Total other general fund assets	21,958,000,000	21,437,000,000
Investments for account of segregated fund holders	103,014,000,000	106,341,000,000
Insurance contract liabilities	122,066,000,000	118,003,000,000
Investment contract liabilities	3,164,000,000	3,082,000,000
Total other general fund liabilities	21,801,000,000	21,558,000,000
Other subsidiaries of SLF Inc. (combined) | Reportable legal entities | Subsidiary Issuer
Disclosure of operating segments [line items]
Revenue	4,453,000,000	7,022,000,000
Shareholders' net income (loss)	382,000,000	427,000,000
Invested assets	6,991,000,000	6,531,000,000
Total other general fund assets	10,389,000,000	17,152,000,000
Investments for account of segregated fund holders	48,000,000	51,000,000
Insurance contract liabilities	8,534,000,000	8,234,000,000
Investment contract liabilities	0	0
Total other general fund liabilities	$ 5,972,000,000	$ 12,822,000,000